COMMITMENTS AND CONTINGENCIES - Schedule of Amount, Timing and Uncertainty of Cash Flows from Finance Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 75
2024/2025	300	$ 275
2025/2026	300	300
2026/2027	25	300
2027		25
Total undiscounted finance lease payments	700	900
Less: Imputed interest	(63)	(107)
Present value of finance lease payments	$ 637	$ 793